LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Leases and Capital Leases
Minimum future lease payments for the operating and capital leases at December 31, 2013 were as follows:

	Operating
	Leases	Capital Lease

	(In thousands)

2014	$265	$166
2015	236	166
2016	229	168
2017	167	191
2018	126	191
Thereafter	816	557

Total Minimum Lease Payments	$1,839	$1,439

Less: Amounts representing interest		(153)

Present value of minimum lease payments		$1,286